ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
ACQUISITIONS
Summary of purchase price allocation

(in thousands)	October 22, 2020
Total consideration	$79,743
Allocation of purchase price:
Cash	5,007
Trade receivables	10,639
Inventories	11,854
Prepaid expenses and other current assets	3,949
Property and equipment	1,402
Intangible assets	46,700
Total assets acquired	79,551
Accounts payable	3,536
Accrued expenses and other current liabilities	8,853
Other long-term liabilities	524
Total liabilities assumed	12,913
Total fair value of net assets acquired, excluding goodwill:	66,638
Goodwill	$13,105

Schedule of purchase price to specific intangible asset categories

	Fair Value	Amortization Period
Definite-lived intangible assets:	(in thousands)	(in years)
Trade names	$9,500	9
Dealer relationships	37,200	8
	$46,700

Schedule of pro forma financial information

Three Fiscal Quarters
Ended
(in thousands)	September 26,2020
Net sales	$345,200
Net loss	$21,952

	Year Ended
	December 31,
(in thousands)	2019	2020
Net sales	$382,029	$462,802
Net income	$6,066	$26,344